STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2023
Class of Warrant or Right [Line Items]
Schedule of stock by class

Preferred Stock Series Designation	Shares Authorized	Shares Outstanding
Series A	750,000	48,100
Series 1A	5,000	—
Series 1B	900	—
Series B-1	2,000	—
Series B-2	1,000	—
Series C	1,000	—
Series D	3,000	—
Series D-1	2,500	—
Series E	2,800	—
Series F	7,000	—
Series G	2,000	—
Series H	2,500	—
Series I	1,000	—
Series J	1,350	—
Series J-1	1,000	—
Series K	20,000	—

Warrant [Member]
Class of Warrant or Right [Line Items]
Schedule of fair value of warrants

Warrants
Expected stock price volatility	82%
Dividend yield	0%
Risk-free interest rate	3%
Expected life of the warrants (in years)	5

Prefunded Warrant [Member]
Class of Warrant or Right [Line Items]
Schedule of fair value of warrants

Warrants
Expected stock price volatility	156%
Dividend yield	0%
Risk-free interest rate	5%
Expected life of the warrants (in years)	2.5